Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (“Amendment No. 1”) amends and supplements the Form 8-K filed by Transcat, Inc. on April 9, 2024 (the “Initial Form 8-K”) solely to correct an administrative error whereby the incorrect press release was attached as Exhibit 99.1 to the Initial Form 8-K. A copy of the correct press release is furnished herewith as Exhibit 99.1 to this Amendment No. 1. Other than as set forth in this Amendment No. 1, no changes have been made to the Initial Form 8-K.
Document Period End Date	Apr. 08, 2024
Entity File Number	000-03905
Entity Registrant Name	Transcat, Inc.
Entity Central Index Key	0000099302
Entity Tax Identification Number	16-0874418
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	35 Vantage Point Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14624
City Area Code	585
Local Phone Number	352-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	TRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false